Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net revenues	$ 1,041,169	$ 11,516,908
Cost of revenues	(1,652,095)	(4,825,596)
Gross (loss) profit	(610,926)	6,691,312
Operating expenses:
Selling expenses	(496,873)	(702,930)
General and administrative expenses	(10,231,290)	(11,270,966)
Research and development expenses	(745,240)	(24,070,939)
Total operating expenses	(11,473,403)	(36,044,835)
Loss from operations	(12,084,329)	(29,353,523)
Other expenses
Investment loss		(17,221)
Interest expenses, net	(1,473,406)	(1,224,040)
Other income, net	510,689	204,973
Total other expenses	(962,717)	(1,036,288)
Loss before income tax expense	(13,047,046)	(30,389,811)
Income tax expense
Net loss	(13,047,046)	(30,389,811)
Net loss attributable to non-controlling interests	(8,442)	(264,362)
Net loss attributable to XIAO-I CORPORATION shareholders	(13,038,604)	(30,125,449)
Other comprehensive income
Foreign currency translation change, net of nil income taxes	(4,183,453)	(451,711)
Total other comprehensive loss	(4,183,453)	(451,711)
Total comprehensive loss	(17,230,499)	(30,841,522)
Total comprehensive loss attributable to non-controlling interests	(20,204)	(369,058)
Total comprehensive loss attributable to XIAO-I CORPORATION shareholders	$ (17,210,295)	$ (30,472,464)
Loss per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (0.11)	$ (0.84)
Diluted (in Dollars per share)	$ (0.11)	$ (0.84)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	119,676,456	35,972,462
Diluted (in Shares)	119,676,456	35,972,462
Share-based compensation	$ (1,080,190)	$ 4,992,881
Selling expenses
Weighted average number of ordinary shares outstanding
Share-based compensation	127,880	1,093
General and administrative expenses
Weighted average number of ordinary shares outstanding
Share-based compensation	(1,208,337)	4,991,788
R&D expenses
Weighted average number of ordinary shares outstanding
Share-based compensation	267
Cost of sale of software products
Net revenues	142,820	348,625
Cost of revenues	(558,965)	(181,048)
Cost of sale of hardware products
Net revenues		273,863
Cost of revenues		(635,671)
Cost of technology development service
Net revenues	342,004	2,271,952
Cost of revenues	(974,746)	(1,525,099)
Cost of M&S service
Net revenues	487,815	822,760
Cost of revenues	(118,384)	(77,444)
Cost of sale of cloud platform products
Net revenues	68,530	7,799,708
Cost of revenues		$ (2,406,334)